Investments in Unconsolidated Affiliates Distributions and Contributions (Detail) - USD ($) $ in Millions	1 Months Ended				3 Months Ended		12 Months Ended
	May 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2014	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from equity method investments					$ 18.3	$ 5.7
Payments to acquire equity method investments					0.1	5.5	$ 12.4	$ 42.0	$ 108.6
Stagecoach Gas Services LLC
Proceeds from equity method investments			$ 12.1		12.1	0.0	16.0
Payments to acquire equity method investments					0.0	0.0
Stagecoach Gas Services LLC | Subsequent Event
Proceeds from equity method investments	$ 11.7
Jackalope Gas Gathering Services, LLC
Proceeds from equity method investments		$ 5.9			5.9	5.1	27.4	12.5
Payments to acquire equity method investments					0.1	0.0
Tres Palacios Holdings LLC
Proceeds from equity method investments					0.0	0.0	8.5	7.4
Payments to acquire equity method investments				$ 132.8	0.0	5.5
Tres Palacios Holdings LLC | Subsequent Event
Proceeds from equity method investments	$ 2.7
Powder River Basin Industrial Complex, LLC
Proceeds from equity method investments			$ 0.4		0.3	0.6	$ 2.0	1.9
Payments to acquire equity method investments					0.0	0.0		$ 10.7	$ 3.4
Crestwood Permian Basin Holdings LLC
Proceeds from equity method investments					0.0	0.0
Payments to acquire equity method investments					$ 0.0	$ 0.0